UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2016
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 22.9%

                  BANKS - 8.0%
          25,000  Bank of America Corp., Series W .....................     6.63%          (a)       $       661,720
          13,070  Barclays Bank PLC, Series 3 .........................     7.10%          (a)               339,820
          59,895  Citigroup Capital XIII (b)...........................     6.99%        10/30/40          1,531,515
          55,000  Citigroup, Inc., Series K (b)........................     6.88%          (a)             1,510,850
           7,810  First Niagara Financial Group, Inc., Series B (b)....     8.63%          (a)               212,432
         150,000  GMAC Capital Trust I, Series 2 (b)...................     6.40%        02/15/40          3,817,500
           9,373  JPMorgan Chase & Co., Series BB .....................     6.15%          (a)               240,324
          47,924  PNC Financial Services Group, Inc., Series P (b).....     6.13%          (a)             1,336,121
           4,319  Royal Bank of Canada, Series C-2 (b).................     6.75%          (a)               129,786
           3,800  Royal Bank of Scotland Group PLC, Series R ..........     6.13%          (a)                95,038
          25,000  Royal Bank of Scotland Group PLC, Series S ..........     6.60%          (a)               632,000
           5,889  Synovus Financial Corp., Series C (b)................     7.88%          (a)               164,892
          30,791  US Bancorp, Series F (b).............................     6.50%          (a)               878,467
          20,000  Wells Fargo & Co., Series J .........................     8.00%          (a)               560,000
          53,574  Wintrust Financial Corp., Series D (b)...............     6.50%          (a)             1,430,426
          17,293  Zions Bancorporation, Series F ......................     7.90%          (a)               465,701
                                                                                                     ---------------
                                                                                                          14,006,592
                                                                                                     ---------------

                  CAPITAL MARKETS - 2.1%
          36,648  BGC Partners, Inc. ..................................     8.13%        06/15/42            959,444
          62,340  Deutsche Bank Contingent Capital Trust III ..........     7.60%          (a)             1,600,268
          30,000  Deutsche Bank Contingent Capital Trust V                  8.05%          (a)               789,000
          14,458  Morgan Stanley, Series E (b).........................     7.13%          (a)               411,041
                                                                                                     ---------------
                                                                                                           3,759,753
                                                                                                     ---------------

                  CONSUMER FINANCE - 0.7%
          49,747  Ally Financial, Inc., Series A (b)...................     8.50%          (a)             1,253,624
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.2%
          28,655  RBS Capital Funding Trust V, Series E ...............     5.90%          (a)               705,486
          43,888  RBS Capital Funding Trust VI, Series F ..............     6.25%          (a)             1,096,322
          11,200  RBS Capital Funding Trust VII, Series G .............     6.08%          (a)               278,880
                                                                                                     ---------------
                                                                                                           2,080,688
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
          40,400  Qwest Corp. .........................................     7.38%        06/01/51          1,035,452
          16,831  Qwest Corp. .........................................     7.50%        09/15/51            435,755
                                                                                                     ---------------
                                                                                                           1,471,207
                                                                                                     ---------------

                  FOOD PRODUCTS - 1.8%
          23,569  CHS, Inc., Series 1 .................................     7.88%          (a)               668,181
          96,294  CHS, Inc., Series 2 (b)..............................     7.10%          (a)             2,567,198
                                                                                                     ---------------
                                                                                                           3,235,379
                                                                                                     ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  INSURANCE - 4.2%
          40,000  Aspen Insurance Holdings Ltd. (b)....................     5.95%          (a)       $     1,034,800
          84,475  Endurance Specialty Holdings Ltd., Series B .........     7.50%          (a)             2,169,318
             500  PartnerRe Ltd., Series D ............................     6.50%          (a)                13,995
          94,239  PartnerRe Ltd., Series E ............................     7.25%          (a)             2,771,569
          45,702  Reinsurance Group of America, Inc. (b)...............     6.20%        09/15/42          1,307,077
                                                                                                     ---------------
                                                                                                           7,296,759
                                                                                                     ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.4%
          30,000  NuStar Logistics, L.P. (b)...........................     7.63%        01/15/43            608,100
                                                                                                     ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 3.7%
          11,110  American Homes 4 Rent, Series A (c)..................     5.00%          (a)               281,527
          50,038  American Homes 4 Rent, Series B (c)..................     5.00%          (a)             1,284,976
          17,358  DuPont Fabros Technology, Inc., Series A ............     7.88%          (a)               443,714
          41,400  EPR Properties, Series F ............................     6.63%          (a)             1,066,464
          74,356  Equity Commonwealth, Series E .......................     7.25%          (a)             1,896,822
           9,643  Kilroy Realty Corp., Series G .......................     6.88%          (a)               249,175
          52,600  VEREIT, Inc., Series F ..............................     6.70%          (a)             1,272,920
                                                                                                     ---------------
                                                                                                           6,495,598
                                                                                                     ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...............................................       40,207,700
                  (Cost $39,945,948)                                                                 ---------------

$100 PAR PREFERRED SECURITIES - 4.2%

                  BANKS - 3.7%
           5,500  Farm Credit Bank of Texas (b) (d)....................     6.75%          (a)               588,156
          32,500  CoBank ACB, Series F (b) (e).........................     6.25%          (a)             3,349,125
          27,000  CoBank ACB, Series G ................................     6.13%          (a)             2,578,500
                                                                                                     ---------------
                                                                                                           6,515,781
                                                                                                     ---------------

                  CONSUMER FINANCE - 0.5%
          20,000  SLM Corp., Series B (b)..............................     2.21%          (a)               830,000
                                                                                                     ---------------

                  TOTAL $100 PAR PREFERRED SECURITIES..............................................        7,345,781
                  (Cost $7,184,925)                                                                  ---------------

$1,000 PAR PREFERRED SECURITIES - 5.3%

                  BANKS - 2.7%
             500  AgStar Financial Services ACA (b) (d)................     6.75%          (a)               545,750
           3,309  Farm Credit Bank of Texas, Series 1 (d)..............    10.00%          (a)             4,142,455
                                                                                                     ---------------
                                                                                                           4,688,205
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
             300  Pitney Bowes International Holdings, Inc.,
                     Series F (d)                                           6.13%          (a)               310,781
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
           2,500  Centaur Funding Corp. (d)............................     9.08%        04/21/20          3,022,656
                                                                                                     ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

                                                                            STATED        STATED
     SHARES                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
$1,000 PAR PREFERRED SECURITIES (CONTINUED)

                  INSURANCE - 0.2%
             490  XLIT Ltd., Series D (f)..............................     3.74%          (a)       $       387,406
                                                                                                     ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.5%
             750  Sovereign Real Estate Investment Trust (d)...........    12.00%          (a)               940,313
                                                                                                     ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES............................................        9,349,361
                  (Cost $9,520,952)                                                                  ---------------

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 63.8%

                  BANKS - 28.7%
$      3,000,000  Banco Bilbao Vizcaya Argentaria S.A. (b).............     9.00%          (a)             3,142,500
       1,000,000  Banco do Brasil S.A. (b).............................     8.50%          (a)               795,200
       1,500,000  Bank of America Corp., Series M (b)..................     8.13%          (a)             1,523,445
       3,000,000  Bank of America Corp., Series Z (b)..................     6.50%          (a)             3,137,790
       2,000,000  Barclays PLC (b).....................................     8.25%          (a)             2,099,930
       2,000,000  Citigroup, Inc., Series R (b)........................     6.13%          (a)             2,014,360
       2,000,000  Citizens Financial Group, Inc. (b) (e)...............     5.50%          (a)             1,949,400
       1,000,000  Commerzbank AG ......................................     8.13%        09/19/23          1,127,070
         753,000  Cooperatieve Rabobank UA (b).........................    11.00%          (a)               919,752
       1,000,000  Countrywide Capital III, Series B ...................     8.05%        06/15/27          1,247,688
       3,500,000  Credit Agricole S.A. (b) (e).........................     8.13%          (a)             3,505,432
       2,000,000  Credit Agricole S.A. (b).............................     8.38%          (a)             2,234,110
       2,000,000  Dresdner Funding Trust I ............................     8.15%        06/30/31          2,398,256
       2,500,000  Fuerstenberg Capital International Sarl & Cie
                     SECS (b)..........................................    10.25%          (a)             2,563,122
       1,500,000  Intesa Sanpaolo SpA (b) (e)..........................     7.70%          (a)             1,451,967
         750,000  JPMorgan Chase & Co., Series S (b)...................     6.75%          (a)               812,813
         500,000  KeyCorp Capital II (g)...............................     6.88%        03/17/29            584,240
         500,000  LBG Capital No.1 PLC (b).............................     8.50%          (a)               513,715
       1,000,000  Lloyds Bank PLC (b) (e)..............................    12.00%          (a)             1,409,060
       1,000,000  Lloyds Banking Group PLC (b).........................     7.50%          (a)             1,037,500
       1,600,000  Macquarie Bank Ltd. (b)..............................    10.25%        06/20/57          1,723,062
       1,298,000  Natixis S.A. (b).....................................    10.00%          (a)             1,484,588
       2,145,000  NIBC Bank N.V. ......................................     7.63%          (a)             2,163,880
       1,000,000  Royal Bank of Scotland Group PLC (b).................     7.50%          (a)             1,020,000
       2,000,000  Royal Bank of Scotland Group PLC (b).................     8.00%          (a)             2,057,500
         500,000  Societe Generale S.A. (b) (e)........................     8.00%          (a)               495,251
       2,500,000  Wells Fargo & Co., Series K (b)......................     7.98%          (a)             2,615,625
       1,000,000  Wells Fargo & Co., Series U (b)......................     5.88%          (a)             1,055,350
       3,216,000  Zions Bancorporation, Series J (b)...................     7.20%          (a)             3,384,840
                                                                                                     ---------------
                                                                                                          50,467,446
                                                                                                     ---------------

                  CAPITAL MARKETS - 2.6%
       1,500,000  Credit Suisse Group AG (b) (e).......................     7.50%          (a)             1,543,372
       1,041,000  Deutsche Bank Capital Trust IV (b) (g)...............     4.59%          (a)             1,041,396
       1,500,000  Goldman Sachs Capital III (f)........................     4.00%          (a)               993,750


                     See Notes to Portfolio of Investments


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  CAPITAL MARKETS (CONTINUED)
$      1,000,000  UBS Group AG (b).....................................     7.13%          (a)       $     1,032,820
                                                                                                     ---------------
                                                                                                           4,611,338
                                                                                                     ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.0%
       2,250,000  Glen Meadow Pass-Through Trust (b) (e)...............     6.51%        02/12/67          1,738,125
                                                                                                     ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
       1,000,000  Colombia Telecomunicaciones S.A. ESP (b).............     8.50%          (a)               827,700
       1,000,000  Koninklijke KPN N.V. (b).............................     7.00%        03/28/73          1,022,500
                                                                                                     ---------------
                                                                                                           1,850,200
                                                                                                     ---------------

                  ELECTRIC UTILITIES - 4.1%
       3,000,000  Enel SpA (b) (e).....................................     8.75%        09/24/73          3,307,500
       2,232,000  PPL Capital Funding, Inc., Series A (b)..............     6.70%        03/30/67          1,719,060
       2,000,000  Southern California Edison Co., Series E (b).........     6.25%          (a)             2,200,000
                                                                                                     ---------------
                                                                                                           7,226,560
                                                                                                     ---------------

                  FOOD PRODUCTS - 2.2%
       3,620,000  Land O'Lakes Capital Trust I (e).....................     7.45%        03/15/28          3,782,900
                                                                                                     ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                     PRODUCERS - 0.6%
       1,075,000  AES Gener S.A. (b)...................................     8.38%        12/18/73          1,056,187
                                                                                                     ---------------

                  INDUSTRIAL CONGLOMERATES - 3.4%
       5,887,000  General Electric Co., Series D (b)...................     5.00%          (a)             6,056,251
                                                                                                     ---------------

                  INSURANCE - 19.1%
       1,000,000  AG Insurance S.A. N.V. (b)...........................     6.75%          (a)             1,062,625
       4,200,000  Aquarius + Investments PLC for Swiss
                     Reinsurance Co., Ltd. (b) ........................     8.25%          (a)             4,499,376
       2,215,000  Assured Guaranty Municipal Holdings, Inc. (b) (e)....     6.40%        12/15/66          1,589,263
       2,000,000  Aviva PLC ...........................................     8.25%          (a)             2,151,900
       2,500,000  Catlin Insurance Co., Ltd. (b) (e)...................     7.25%          (a)             1,956,250
       1,000,000  CNP Assurances (b)...................................     6.88%          (a)             1,066,250
       2,500,000  CNP Assurances (b)...................................     7.50%          (a)             2,697,737
       3,300,000  Friends Life Holdings PLC (b)........................     7.88%          (a)             3,612,754
         980,000  Hartford Financial Services Group, Inc. (b)..........     8.13%        06/15/38          1,058,400
       1,680,000  La Mondiale SAM (b)..................................     7.63%          (a)             1,779,464
       3,285,000  Liberty Mutual Group, Inc. (b).......................    10.75%        06/15/58          4,878,225
       1,587,000  MetLife Capital Trust X (b) (e)......................     9.25%        04/08/38          2,130,548
       1,250,000  MetLife, Inc. (b)....................................    10.75%        08/01/39          1,922,500
       2,500,000  QBE Insurance Group Ltd. (b).........................     6.75%        12/02/44          2,586,925
         500,000  Sirius International Group Ltd. (b) (d)..............     7.51%          (a)               501,950
                                                                                                     ---------------
                                                                                                          33,494,167
                                                                                                     ---------------

                  METALS & MINING - 1.1%
       1,000,000  BHP Billiton Finance USA Ltd. (b) (e)................     6.25%        10/19/75            955,000


                     See Notes to Portfolio of Investments


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)


      PAR                                                                   STATED        STATED
     AMOUNT                            DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  METALS & MINING (CONTINUED)
$      1,000,000  BHP Billiton Finance USA Ltd. (b) (e)................     6.75%        10/19/75    $       942,500
                                                                                                     ---------------
                                                                                                           1,897,500
                                                                                                     ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...............................................      112,180,674
                  (Cost $115,008,779)                                                                ---------------

   PRINCIPAL                                                                STATED        STATED
     VALUE                             DESCRIPTION                           RATE        MATURITY         VALUE
----------------  -----------------------------------------------------  ------------  ------------  ---------------
CORPORATE BONDS AND NOTES - 1.8%

                  INSURANCE - 1.8%
       3,000,000  Land O' Lakes, Inc. (d)..............................     8.00%          (a)             3,127,500
                  (Cost $3,000,000)                                                                  ---------------

                  TOTAL INVESTMENTS - 98.0%........................................................      172,211,016
                  (Cost $174,660,604) (h)

                  NET OTHER ASSETS AND LIABILITIES - 2.0%..........................................        3,427,793
                                                                                                     ---------------

                  NET ASSETS - 100.0%..............................................................  $   175,638,809
                                                                                                     ===============

-----------------------------

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2016.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $30,105,693 or 17.1% of net assets.

(f) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2016.

(g) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,207,138 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,656,726.


                     See Notes to Portfolio of Investments


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2016       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$25 Par Preferred Securities*.....................  $ 40,207,700  $ 40,207,700  $         --  $         --
$100 Par Preferred Securities:
   Consumer Finance ..............................       830,000       830,000            --            --
   Other Industry Categories* ....................     6,515,781            --     6,515,781            --
                                                    ------------  ------------  ------------  ------------
Total $100 Par Preferred Securities ..............     7,345,781       830,000     6,515,781            --
$1,000 Par Preferred Securities*..................     9,349,361            --     9,349,361            --
Capital Preferred Securities*.....................   112,180,674            --   112,180,674            --
Corporate Bonds and Notes*........................     3,127,500            --     3,127,500            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $172,211,016  $ 41,037,700  $131,173,316  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Preferred Securities and Income Fund (the "Fund") is a series of First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified, open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2016 (UNAUDITED)

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2016, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for these issuers.

                                                  ACQUISITION         SHARES/       CURRENT     CARRYING                  % OF NET
SECURITY                                             DATE           PAR AMOUNT       PRICE        COST         VALUE       ASSETS
---------------------------------------------  -----------------  ---------------  ----------  -----------  -----------  -----------
AgStar Financial Services ACA, 6.75%                7/31/15                   500  $1,091.500  $   526,250  $   545,750     0.31%
Centaur Funding Corp., 9.08%, 4/21/20           7/17/14-1/9/15              2,500   1,209.063    3,128,350    3,022,656     1.72
Farm Credit Bank of Texas, 6.75%               12/8/15-12/18/15             5,500     106.938      568,000      588,156     0.33
Farm Credit Bank of Texas, Series 1, 10.00%     3/24/14-4/27/15             3,309   1,251.875    4,130,703    4,142,455     2.36
Land O' Lakes, Inc., 8.00%                          7/9/15        $     3,000,000       1.043    3,000,000    3,127,500     1.78
Pitney Bowes International Holdings, Inc.,
   Series F, 6.13%                                  4/7/15                    300   1,035.938      315,375      310,781     0.18
Sirius International Group Ltd, 7.51%               5/19/15       $       500,000       1.004      525,000      501,950     0.29
Sovereign Real Estate Investment
   Trust, 12.00%                                    2/5/15                    750    1,253.75    1,005,000      940,313     0.53
                                                                                               -----------  -----------    ------
                                                                                               $13,198,678  $13,179,561     7.50%
                                                                                               -----------  -----------    ------


                              3. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date of the Portfolio of Investments and has determined that there was the following subsequent event:

Effective March 9, 2016, the Trust entered into an amendment to its credit agreement on behalf of the Fund to extend the expiration date of the credit agreement, add The Northern Trust Company as an additional lender, increase the commitment amount from $80,000,000 to $140,000,000 and increase the commitment fee rate from 0.15% to 0.25%.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 83.4%

                  AIR FREIGHT & LOGISTICS - 2.9%
           3,085  Forward Air Corp. ..................................................  $       133,149
                                                                                        ---------------

                  BANKS - 3.5%
           3,025  Bank of Marin Bancorp ..............................................          163,289
                                                                                        ---------------

                  CAPITAL MARKETS - 2.3%
          20,140  PennantPark Investment Corp. (a)....................................          106,943
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 1.5%
           2,962  Ritchie Bros. Auctioneers, Inc. ....................................           67,771
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 3.9%
           2,224  Morningstar, Inc. ..................................................          178,832
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 5.4%
           3,870  Franklin Electric Co., Inc. ........................................          105,574
           8,487  Thermon Group Holdings, Inc. (b)....................................          142,751
                                                                                        ---------------
                                                                                                248,325
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.1%
           2,673  MTS Systems Corp. ..................................................          142,738
                                                                                        ---------------

                  FOOD PRODUCTS - 3.4%
           4,941  Snyder's-Lance, Inc. ...............................................          155,987
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 8.6%
           4,315  Haemonetics Corp. (b)...............................................          136,526
           5,564  Halyard Health, Inc. (b)............................................          137,987
           2,194  West Pharmaceutical Services, Inc. .................................          125,541
                                                                                        ---------------
                                                                                                400,054
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 6.8%
           3,265  Patterson Cos., Inc. ...............................................          138,632
           3,395  VCA, Inc. (b).......................................................          174,062
                                                                                        ---------------
                                                                                                312,694
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 3.0%
          12,953  Potbelly Corp. (b)..................................................          138,597
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 3.0%
           9,205  Raven Industries, Inc. .............................................          138,167
                                                                                        ---------------

                  INSURANCE - 9.0%
           4,820  Brown & Brown, Inc. ................................................          145,805
           5,752  National Interstate Corp. ..........................................          141,096
          10,145  OneBeacon Insurance Group Ltd., Class A ............................          130,262
                                                                                        ---------------
                                                                                                417,163
                                                                                        ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.9%
           1,627  Bio-Techne Corp. ...................................................          134,537
                                                                                        ---------------

                  MACHINERY - 9.5%
           2,060  Graco, Inc. ........................................................          149,721
           3,186  John Bean Technologies Corp. .......................................          145,951

                     See Notes to Portfolio of Investments


FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
           5,554  Mueller Industries, Inc. ...........................................  $       141,349
                                                                                        ---------------
                                                                                                437,021
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 2.9%
           2,618  Exponent, Inc. .....................................................          134,330
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
           4,513  RE/MAX Holdings, Inc., Class A .....................................          157,143
                                                                                        ---------------

                  ROAD & RAIL - 3.0%
           2,406  Landstar System, Inc. ..............................................          138,128
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 5.3%
           3,393  Culp, Inc. .........................................................           85,911
           9,187  Tumi Holdings Inc (b)...............................................          158,843
                                                                                        ---------------
                                                                                                244,754
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        3,849,622
                  (Cost $3,751,309)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 6.0%
           9,150  Gladstone Commercial Corp. .........................................          130,845
           6,988  Rayonier, Inc. .....................................................          147,377
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          278,222
                  (Cost $324,666)                                                       ---------------

                  TOTAL INVESTMENTS - 89.4% ..........................................        4,127,844
                  (Cost $4,075,975) (c)

                  NET OTHER ASSETS AND LIABILITIES - 10.6% ...........................          490,818
                  NET ASSETS - 100.0% ................................................  $     4,618,662
                                                                                        ===============

-----------------------------

(a)   Business Development Company

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $481,436 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $429,567.

                     See Notes to Portfolio of Investments


FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2016       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Common Stocks*....................................  $  3,849,622  $  3,849,622  $         --  $         --
Real Estate Investment Trusts.....................       278,222       278,222            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $  4,127,844  $  4,127,844  $         --  $         --
                                                    ============  ============  ============  ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between the Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust/Confluence Small Cap Value Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2016 (UNAUDITED)

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                              3. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date of the Portfolio of Investments and has determined that there was the following subsequent event:

Effective March 9, 2016, the Trust entered into an amendment to its credit agreement on behalf of the Fund to extend the expiration date of the credit agreement, add The Northern Trust Company as an additional lender, increase the commitment amount from $80,000,000 to $140,000,000 and increase the commitment fee rate from 0.15% to 0.25%.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS - 55.8%

                  AEROSPACE & DEFENSE - 0.1%
$        184,462  DynCorp International, Inc., Term Loan .................     6.25%        07/07/16     $       174,086
                                                                                                         ---------------

                  AGRICULTURAL PRODUCTS - 0.4%
         675,464  Jimmy Sanders (Pinnacle Operating Corp.), Term B Loan
                  Refinancing First Lien) (c) ............................     4.75%        11/15/18             621,427
                                                                                                         ---------------

                  ALTERNATIVE CARRIERS - 0.1%
         245,000  Intelsat (Luxembourg) S.A., Tranche B-2 Term Loan ......     3.75%        06/30/19             234,436
                                                                                                         ---------------

                  APPAREL RETAIL - 0.2%
         341,637  Neiman Marcus Group, (The) Inc., Other Term Loan .......     4.25%        10/25/20             295,881
                                                                                                         ---------------

                  APPLICATION SOFTWARE - 0.6%
         199,000  Epicor Software Corp., Term B Loan .....................     4.75%        06/01/22             189,673
         716,154  Informatica Corp., Dollar Term Loan ....................     4.50%        08/05/22             682,494
          23,373  Mitchell International, Inc., Initial Term Loan ........     4.50%        10/13/20              20,607
         227,824  Triple Point Technologies, Inc., Term Loan B............     5.25%        07/10/20             164,318
                                                                                                         ---------------
                                                                                                               1,057,092
                                                                                                         ---------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 0.4%
         122,188  Guggenheim Partners Investment Management Holdings
                     LLC, Initial Term Loan                                    4.25%        07/22/20             120,966
         498,750  Hamilton Lane Advisors LLC, Initial Term Loan ..........     4.25%        07/08/22             495,009
                                                                                                         ---------------
                                                                                                                 615,975
                                                                                                         ---------------

                  AUTO PARTS & EQUIPMENT - 0.3%
          66,527  Affinia Group, Inc., Tranche B-2 Term Loan .............     4.75%        04/27/20              66,319
         398,564  Tower Automotive Holdings USA LLC,
                     Initial Term Loan (2014)                                  4.00%        04/23/20             380,629
                                                                                                         ---------------
                                                                                                                 446,948
                                                                                                         ---------------

                  BROADCASTING - 1.3%
       1,700,000  Clear Channel Communications, Inc., Tranche E Term
                     Loan.................................................     7.93%        07/30/19           1,121,388
          46,192  Cumulus Media Holdings, Inc., Term Loan ................     4.25%        12/23/20              33,572
         166,667  Gray Television, Inc., Term Loan C .....................     4.25%        06/13/21             166,198
         362,375  Media General, Inc., Term Loan B .......................     4.00%        07/31/20             360,745
         486,016  Univision Communications, Inc., 2013 Incremental
                     Term Loan ...........................................     4.00%        03/01/20             474,172
                                                                                                         ---------------
                                                                                                               2,156,075
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.3%
         500,000  Quikrete Holdings, Inc., Initial Loan (Second Lien) ....     7.00%        03/26/21             496,875
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CABLE & SATELLITE - 0.9%
$        311,594  Charter Communications Operating LLC,
                     Bridge Loan - Unsecured 1yr (c) (d) .................     3.75%        05/21/16     $       309,647
       1,250,000  CSC Holdings, Inc. (Neptune Finco Corp.),
                     Initial Term Loan ...................................     5.00%        10/09/22           1,246,487
                                                                                                         ---------------
                                                                                                               1,556,134
                                                                                                         ---------------

                  CASINOS & GAMING - 3.9%
         196,875  Amaya Holdings B.V., 2nd Lien TL .......................     8.00%        07/31/22             194,217
       2,894,308  Amaya Holdings B.V., Initial Term B Loan (First Lien) ..     5.00%        08/01/21           2,660,969
       2,795,813  Caesars Growth Partners LLC, Term B Loan (First Lien) ..     6.25%        05/08/21           2,311,215
         253,403  CityCenter Holdings LLC, Term B Loan ...................     4.25%        10/16/20             251,566
         254,719  ROC Finance LLC, Funded Term B Loan ....................     5.00%        06/20/19             225,745
         926,774  Station Casinos, Inc., B Term Loan .....................     4.25%        03/02/20             909,165
                                                                                                         ---------------
                                                                                                               6,552,877
                                                                                                         ---------------

                  COAL & CONSUMABLE FUELS - 0.1%
         388,451  Arch Coal, Inc., Term Loan (e) (f) .....................     6.25%        05/16/18             114,484
                                                                                                         ---------------

                  COMPUTER HARDWARE - 0.5%
         834,142  Dell, Inc., Term B-2 Loan ..............................     4.00%        04/29/20             831,406
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.6%
         165,951  Altisource Solutions S.A.R.L., Term B Loan .............     4.50%        12/09/20             137,186
       1,031,502  Walter Investment Management Corp., Tranche B Term
                     Loan ................................................     4.75%        12/18/20             798,775
                                                                                                         ---------------
                                                                                                                 935,961
                                                                                                         ---------------

                  DATA PROCESSING & OUTSOURCED SERVICES - 0.2%
         441,341  Sungard Availability Services Capital, Inc.,
                     Term Loan B .........................................     6.00%        03/29/19             364,844
                                                                                                         ---------------

                  DIVERSIFIED CHEMICALS - 0.1%
         198,499  Ineos US Finance LLC, 2022 Dollar Term Loan ............     4.25%        03/31/22             189,071
                                                                                                         ---------------

                  DIVERSIFIED SUPPORT SERVICES - 0.6%
         989,171  SMG Holdings, Inc., Term Loan B ........................     4.50%        02/27/20             975,570
                                                                                                         ---------------

                  EDUCATION SERVICES - 0.1%
         123,751  Bright Horizons Family Solutions, Inc., Term B-1 Loan ..     4.50%        01/30/20             123,132
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.1%
         100,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                     Term Loan (Non-Extending)(e)(f) .....................     4.91%        10/10/14              29,175
         750,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2017
                     Term Loan (Extending)(e)(f) .........................     4.91%        10/10/17             226,042
                                                                                                         ---------------
                                                                                                                 255,217
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
$        166,667  Linxens LLC (Lully Finance LLC), Initial
                     Term B-1 Loan (First Lien) ..........................     5.00%        10/17/22     $       161,250
         693,750  Zebra Technologies Corp., Term Loan B ..................     4.75%        10/27/21             693,500
                                                                                                         ---------------
                                                                                                                 854,750
                                                                                                         ---------------

                  ENVIRONMENTAL & FACILITIES SERVICES - 1.1%
         148,500  PSSI (Packers Holdings LLC), Term B Loan ...............     5.00%        12/02/21             147,757
         939,117  ServiceMaster Co., Initial Term Loan ...................     4.25%        07/01/21             929,492
         784,000  WTG Holdings III Corp. (EWT Holdings III Corp.),
                     Term Loan (First Lien) ..............................     4.75%        01/15/21             764,400
                                                                                                         ---------------
                                                                                                               1,841,649
                                                                                                         ---------------

                  FOOD RETAIL - 2.0%
       3,349,202  Albertsons LLC, Term B-4 Loan ..........................     5.50%        08/25/21           3,273,075
                                                                                                         ---------------

                  HEALTH CARE EQUIPMENT - 1.0%
         499,297  Alere, Inc., Term B Loan ...............................     4.25%        06/15/22             493,305
         656,700  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                     Initial Term Loan ...................................     4.25%        06/08/20             631,529
         536,670  Kinetic Concepts, Inc., Dollar Term E-1 Loan ...........     4.50%        05/04/18             518,225
                                                                                                         ---------------
                                                                                                               1,643,059
                                                                                                         ---------------

                  HEALTH CARE FACILITIES - 0.7%
         595,001  21st Century Oncology, Inc., Tranche B Term Loan .......     6.50%        04/30/22             507,982
         204,828  Acadia Healthcare Co., Inc., Tranche B Term Loan .......     4.25%        02/11/22             203,291
         373,125  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B ....     4.00%        05/15/22             367,062
         131,993  Kindred Healthcare, Inc., New Term Loan ................     4.25%        04/09/21             127,044
                                                                                                         ---------------
                                                                                                               1,205,379
                                                                                                         ---------------

                  HEALTH CARE SERVICES - 3.6%
         497,500  Air Medical Group Holdings, Inc., Initial Term Loan ....     4.25%        04/28/22             471,381
         746,618  CareCore National LLC, Term Loan .......................     5.50%        03/05/21             643,025
         148,832  CHG Healthcare Services, Inc., Term Loan (First Lien) ..     4.25%        11/19/19             146,879
         992,500  Curo Health Services Holdings, Inc., Term B Loan
                     (First Lien) ........................................     6.50%        02/07/22             981,334
         250,000  Envision Healthcare Corp. (Emergency Medical Services
                     Corp.), Tranche B-2 Term Loan .......................     4.50%        10/28/22             247,990
       1,317,285  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                     (First Lien) ........................................     5.25%        07/01/21           1,102,133
         374,369  Heartland Dental Care LLC, Incremental Term Loan .......     5.50%        12/21/18             347,695
         792,000  Surgery Centers Holdings, Inc., Initial Term
                     Loan (First Lien) ...................................     5.25%        11/03/20             776,160


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE SERVICES (CONTINUED)
$        330,833  Surgical Care Affiliates LLC, Initial Term Loan ........     4.25%        03/17/22     $       328,905
         258,621  Team Health, Inc., Term Loan B .........................     4.50%        11/23/22             257,004
         750,000  U.S. Renal Care, Inc., Term Loan B .....................     5.25%        11/17/22             744,848
                                                                                                         ---------------
                                                                                                               6,047,354
                                                                                                         ---------------

                  HEALTH CARE SUPPLIES - 0.3%
         188,243  Convatec Inc., TLB .....................................     4.25%        06/30/20             183,302
         371,243  Sage Products Holdings III LLC, Term Loan B ............     4.25%        12/13/19             367,994
                                                                                                         ---------------
                                                                                                                 551,296
                                                                                                         ---------------

                  HEALTH CARE TECHNOLOGY - 1.1%
         591,000  Connolly Holdings, Inc. (Cotiviti Corp.), Term Loan B ..     4.50%        05/14/21             577,702
         248,169  Healthport Technologies LLC (CT Technologies
                     Intermediate Holdings,Inc.), Initial Term Loan ......     5.25%        12/01/21             240,310
       1,028,255  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                     Term Loan B .........................................     4.50%        05/31/19             988,410
                                                                                                         ---------------
                                                                                                               1,806,422
                                                                                                         ---------------

                  HOMEFURNISHING RETAIL - 0.6%
       1,029,966  Serta Simmons Holdings LLC, Term Loan B ................     4.25%        10/01/19           1,022,890
                                                                                                         ---------------

                  HOTELS, RESORTS & CRUISE LINES - 0.4%
         665,417  Extended Stay America (ESH Hospitality,
                     Inc.), Term Loan ....................................     5.00%        06/24/19             667,081
                                                                                                         ---------------

                  HYPERMARKETS & SUPER CENTERS - 1.9%
         482,246  BJ's Wholesale Club, Inc., 2013 (November)
                     Replacement Loan (Second Lien) ......................     8.50%        03/26/20             401,470
       2,868,959  BJ's Wholesale Club, Inc., New 2013 (November)
                     Replacement Loan First Lien) ........................     4.50%        09/26/19           2,718,339
                                                                                                         ---------------
                                                                                                               3,119,809
                                                                                                         ---------------

                  INSURANCE BROKERS - 1.6%
         318,304  Amwins Group LLC, TLB ..................................     5.25%        09/06/19             317,747
       1,108,058  Confie Seguros Holding II Co., Term B Loan
                     (First Lien) ........................................     5.75%        11/09/18           1,085,897
         167,820  Cooper Gay Swett & Crawford Ltd., Term Loan
                     (First Lien) ........................................     5.00%        04/16/20             160,164
       1,053,854  HUB International Ltd., Initial Term Loan (New) ........     4.00%        10/02/20           1,008,317
          97,383  USI, Inc. (Compass Investors, Inc.), Initial Term
                     Loan ................................................     4.25%        12/27/19              95,253
                                                                                                         ---------------
                                                                                                               2,667,378
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES - 1.3%
$        534,803  Numericable U.S. LLC (Altice France S.A.),
                     Dollar Denominated Tranche B-1 Loan .................     4.50%        05/21/20     $       513,812
         462,678  Numericable U.S. LLC (Altice France S.A.),
                     Dollar Denominated Tranche B-2 Loan .................     4.50%        05/21/20             444,518
       1,200,000  Numericable U.S. LLC (Altice France S.A.), USD TLB-6 ...     4.75%        02/10/23           1,150,284
                                                                                                         ---------------
                                                                                                               2,108,614
                                                                                                         ---------------

                  LEISURE FACILITIES - 1.3%
       1,024,541  ClubCorp Club Operations, Inc., Term Loan B ............     4.25%        12/08/22           1,014,296
         535,759  Life Time Fitness, Inc., Closing Date Term Loan ........     4.25%        06/10/22             523,705
         641,967  Planet Fitness Holdings LLC, Term Loan .................     4.75%        03/31/21             632,337
                                                                                                         ---------------
                                                                                                               2,170,338
                                                                                                         ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 3.1%
         633,668  Immucor, Inc., Term B-2 Loan ...........................     5.00%        08/19/18             581,391
       2,350,317  InVentiv Health, Inc., Term B-4 Loan ...................     7.75%        05/15/18           2,326,814
         270,420  Millennium Health, LLC (New Millennium Holdco),
                     Closing Date Term Loan (g) ..........................     7.50%        12/21/20             243,378
       1,067,083  Ortho-Clinical Diagnostics, Inc., Initial Term Loan ....     4.75%        06/30/21             935,299
         646,750  Pharmaceutical Product Development, Inc., Initial
                     Term Loan ...........................................     4.25%        08/18/22             633,679
         399,000  Sterigenics International (STHI Intermediate Holding
                     Corp.), Initial Term Loan ...........................     4.25%        05/16/22             387,030
                                                                                                         ---------------
                                                                                                               5,107,591
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.6%
          93,548  Anchor Glass Container Corp., Term B Loan ..............     4.50%        07/01/22              93,100
         245,625  Ardagh Holdings USA, Inc. (Ardagh Packaging
                     Finance S.A.), New Term Loan ........................     4.00%        12/17/19             243,093
         607,933  Berlin Packaging LLC, Initial Term Loan (First Lien) ...     5.50%        10/01/21             598,054
                                                                                                         ---------------
                                                                                                                 934,247
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 1.8%
         396,000  Creative Artists Agency LLC (CAA Holdings LLC),
                     Incremental Term Loan ...............................     5.50%        12/17/21             394,186
       2,494,987  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD) ..     4.75%        07/30/21           2,344,515
         245,288  WME IMG Worldwide, Inc., Term Loan (First Lien) ........     5.25%        05/06/21             239,310
                                                                                                         ---------------
                                                                                                               2,978,011
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  OIL & GAS EXPLORATION & PRODUCTION - 0.1%
$        400,000  American Energy Marcellus Holdings LLC,
                     Initial Loan (First Lien) ...........................     5.25%        08/04/20     $        79,200
         472,222  American Energy Marcellus Holdings LLC,
                     Initial Loan (Second Lien) ..........................     8.50%        08/04/21              10,625
                                                                                                         ---------------
                                                                                                                  89,825
                                                                                                         ---------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 1.2%
       2,000,000  First Data Corp., 2021 New Dollar Term Loan ............     4.43%        03/24/21           1,991,080
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 3.4%
         266,667  B&G Foods, Inc., Tranche B Term Loan ...................     3.75%        11/02/22             266,000
       1,177,075  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                     Initial Term Loan ...................................     7.50%        06/18/18           1,169,719
       2,850,000  New HB Acquisition LLC, Term B Loan (First Lien) .......     4.50%        08/03/22           2,827,428
       1,058,377  New HB Acquisition LLC, Term B Loan (Second Lien) ......     8.50%        08/03/23           1,029,271
         300,000  Pinnacle Foods Finance LLC, Tranche I Term Loan ........     3.75%        01/13/23             300,048
                                                                                                         ---------------
                                                                                                               5,592,466
                                                                                                         ---------------

                  PHARMACEUTICALS - 3.8%
         409,588  Akorn, Inc., Loan ......................................     6.00%        04/16/21             399,348
         144,010  AMAG Pharmaceuticals, Inc., Initial Term Loan ..........     4.75%        08/17/21             137,350
       1,283,932  Amneal Pharmaceuticals LLC, Term Loan B ................     4.50%        11/01/19           1,263,337
       1,313,336  Catalent Pharma Solutions, Inc., Dollar Term Loan ......     4.25%        05/20/21           1,305,863
         916,667  Concordia Healthcare Corp., Initial Dollar Term Loan ...     5.25%        10/21/21             875,417
         250,000  Endo Pharmaceuticals Holdings, Inc., 2015 Incremental
                     Term B Loan .........................................     3.75%        06/27/22             246,680
         496,540  Horizon Pharma, Inc., Term Loan B ......................     4.50%        04/30/21             471,713
         591,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.),
                     Initial Dollar Term Loan ............................     4.25%        03/11/21             565,144
       1,090,741  Valeant Pharmaceuticals International, Inc.,
                     Series F-1 Tranche B Term Loan ......................     4.00%        04/01/22           1,048,355
                                                                                                         ---------------
                                                                                                               6,313,207
                                                                                                         ---------------

                  PROPERTY & CASUALTY INSURANCE - 0.5%
         571,670  Cunningham Lindsey U.S., Inc., Initial Term
                     Loan (First Lien) ...................................     5.00%        12/10/19             366,824
         600,000  Sedgwick Claims Management Services,
                     Inc., Initial Loan (Second Lien) ....................     6.75%        02/28/22             529,002
                                                                                                         ---------------
                                                                                                                 895,826
                                                                                                         ---------------

                  PUBLISHING - 0.2%
         336,694  Cengage Learning Acquisitions, Inc., Term Loan .........     7.00%        03/15/20             327,647
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  REAL ESTATE SERVICES - 0.7%
$      1,293,500  DTZ Worldwide Ltd., 2015-1 Additional Term Loan ........     4.25%        11/04/21     $     1,253,621
                                                                                                         ---------------

                  RESEARCH & CONSULTING SERVICES - 1.8%
       1,510,932  Acosta, Inc., Term Loan B ..............................     4.25%        09/26/21           1,442,004
       1,136,938  Advantage Sales & Marketing, Inc., Initial Term Loan
                     (First Lien) ........................................     4.25%        07/23/21           1,083,411
         407,345  Information Resources, Inc., Term Loan .................     3.75%        09/30/20             406,326
                                                                                                         ---------------
                                                                                                               2,931,741
                                                                                                         ---------------

                  RESTAURANTS - 2.1%
          50,000  Focus Brands, Inc., Term Loan (Second Lien) ............    10.25%        08/21/18              49,875
       1,000,000  Portillo's Holdings LLC, Second Lien Term Loan .........     8.00%        08/15/22             956,250
       2,119,090  Portillo's Holdings LLC, Term B Loan (First Lien) ......     4.75%        08/02/21           2,039,625
         423,214  Red Lobster Management LLC, Initial Term Loan
                     (First Lien) ........................................     6.25%        07/28/21             416,688
                                                                                                         ---------------
                                                                                                               3,462,438
                                                                                                         ---------------

                  RETAIL REITS - 0.1%
         200,000  Capital Automotive LLC, Term Loan (Second Lien) ........     6.00%        04/30/20             195,750
                                                                                                         ---------------

                  SEMICONDUCTORS - 2.2%
       2,400,000  Avago Technologies Cayman Ltd., 2022 Tranche B Term Loan     4.25%        11/11/22           2,359,872
       1,250,000  NXP B.V., Tranche B Loan ...............................     3.75%        12/07/20           1,246,875
                                                                                                         ---------------
                                                                                                               3,606,747
                                                                                                         ---------------

                  SPECIALIZED CONSUMER SERVICES - 1.5%
       1,209,634  Asurion LLC, Incremental Tranche B-1 Term Loan .........     5.00%        05/24/19           1,136,306
         905,046  Asurion LLC, Incremental Tranche B-4 Term Loan .........     5.00%        08/04/22             825,402
         602,941  Asurion LLC, Term Loan (Second Lien) ...................     8.50%        03/03/21             507,333
                                                                                                         ---------------
                                                                                                               2,469,041
                                                                                                         ---------------

                  SPECIALIZED FINANCE - 0.8%
         399,000  AlixPartners LLP, Initial Term Loan ....................     4.50%        07/15/22             395,760
         896,099  Duff & Phelps Corp., Initial Term Loan .................     4.75%        04/23/20             877,433
                                                                                                         ---------------
                                                                                                               1,273,193
                                                                                                         ---------------

                  SPECIALTY CHEMICALS - 0.3%
         387,727  Emerald Performance Materials LLC, Initial Term Loan
                     (First Lien) ........................................     4.50%        07/30/21             380,135
         110,000  Platform Specialty Products Corp. (fka: Macdermid,
                     Inc.), Tranche B-2 Term Loan ........................     5.50%        06/07/20             102,143


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                                 STATED
     VALUE                              DESCRIPTION                           RATE (a)    MATURITY (b)        VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  SPECIALTY CHEMICALS (CONTINUED)
$         99,500  Trinseo Materials Operating S.C.A., Term Loan B ........     4.25%        10/13/21     $        96,360
                                                                                                         ---------------
                                                                                                                 578,638
                                                                                                         ---------------

                  SPECIALTY STORES - 1.2%
         249,375  Party City Holdings, Inc., Term Loan ...................     4.25%        08/06/22             241,582
       1,005,715  PetSmart, Inc., Tranche B-1 Loan .......................     4.25%        03/11/22             973,030
         495,200  Toys "R" US-Delaware, Inc., Term B-2 Loan...............     5.25%        05/25/18             371,400
         506,795  Toys "R" US-Delaware, Inc., Term B-4 Loan...............     9.75%        04/25/20             390,090
                                                                                                         ---------------
                                                                                                               1,976,102
                                                                                                         ---------------

                  SYSTEMS SOFTWARE - 1.7%
         184,291  Applied Systems, Inc., Initial Term Loan
                     (First Lien) ........................................     4.25%        01/25/21             180,441
         220,564  Applied Systems, Inc., Initial Term Loan
                     (Second Lien) .......................................     7.50%        01/24/22             202,698
          99,750  Blue Coat Systems, Inc., Initial Term Loan .............     4.50%        05/20/22              96,159
       2,236,550  BMC Software Finance, Inc., Initial US Term Loan .......     5.00%        09/10/20           1,784,051
         712,500  Compuware Corp., Term Loan B ...........................     6.25%        12/31/19             652,828
                                                                                                         ---------------
                                                                                                               2,916,177
                                                                                                         ---------------

                  TRUCKING - 0.5%
          47,872  Kenan Advantage Group, Inc., Delayed Draw
                     Term 1 Loan (h) .....................................     1.50% (i)    07/29/22              47,154
         109,065  Kenan Advantage Group, Inc., Term Loan B-2 .............     4.00%        07/31/22             107,429
         341,933  Kenan Advantage Group, Inc., Term Loan B1 ..............     4.00%        07/31/22             336,804
         166,667  Navistar, Inc., Term Loan B ............................     6.50%        08/06/20             146,147
         142,369  SIRVA Worldwide, Inc., Loan (c).........................     7.50%        03/27/19             136,674
                                                                                                         ---------------
                                                                                                                 774,208
                                                                                                         ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS..............................................     92,644,141
                  (Cost $99,206,824)                                                                     ---------------

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES - 29.7%

                  AEROSPACE & DEFENSE - 0.9%
         100,000  Aerojet Rocketdyne Holdings, Inc. ......................     7.13%        03/15/21             102,000
       1,500,000  Digitalglobe, Inc. (j)..................................     5.25%        02/01/21           1,320,000
                                                                                                         ---------------
                                                                                                               1,422,000
                                                                                                         ---------------

                  AGRICULTURAL PRODUCTS - 0.3%
         455,000  Darling Ingredients, Inc. ..............................     5.38%        01/15/22             447,606
          95,000  Pinnacle Operating Corp. (c) (k)........................     9.00%        11/15/20              89,063
                                                                                                         ---------------
                                                                                                                 536,669
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  ALTERNATIVE CARRIERS - 1.3%
$        600,000  Level 3 Communications, Inc. ...........................     5.75%        12/01/22     $       619,500
       1,500,000  Level 3 Financing, Inc. ................................     5.13%        05/01/23           1,513,125
                                                                                                         ---------------
                                                                                                               2,132,625
                                                                                                         ---------------

                  APPLICATION SOFTWARE - 0.6%
          62,000  Audatex North America, Inc. (j).........................     6.00%        06/15/21              62,697
          63,000  Audatex North America, Inc. (j).........................     6.13%        11/01/23              63,709
       1,000,000  Infor (US), Inc. (j)....................................     6.50%        05/15/22             875,000
                                                                                                         ---------------
                                                                                                               1,001,406
                                                                                                         ---------------

                  AUTO PARTS & EQUIPMENT - 0.3%
         250,000  American Axle & Manufacturing, Inc. ....................     6.25%        03/15/21             252,500
         250,000  MPG Holdco I, Inc. .....................................     7.38%        10/15/22             242,032
                                                                                                         ---------------
                                                                                                                 494,532
                                                                                                         ---------------

                  BROADCASTING - 2.7%
       1,000,000  Gray Television, Inc. ..................................     7.50%        10/01/20           1,035,000
         375,000  LIN Television Corp. ...................................     5.88%        11/15/22             378,750
         188,000  Nexstar Broadcasting, Inc. .............................     6.88%        11/15/20             189,175
         100,000  Nexstar Broadcasting, Inc. (j)..........................     6.13%        02/15/22              95,250
         250,000  Sinclair Television Group, Inc. ........................     6.38%        11/01/21             258,750
         500,000  Sinclair Television Group, Inc. ........................     6.13%        10/01/22             516,250
       1,000,000  Sinclair Television Group, Inc. (j).....................     5.63%        08/01/24             976,250
       1,000,000  Univision Communications, Inc. (j)......................     6.75%        09/15/22           1,033,750
                                                                                                         ---------------
                                                                                                               4,483,175
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.3%
         125,000  American Builders & Contractors Supply Co., Inc. (j)....     5.63%        04/15/21             128,125
         500,000  Hillman Group, (The) Inc. (j)...........................     6.38%        07/15/22             420,000
                                                                                                         ---------------
                                                                                                                 548,125
                                                                                                         ---------------

                  CABLE & SATELLITE - 2.2%
       2,750,000  CCO Holdings LLC/CCO Holdings Capital Corp. ............     5.75%        01/15/24           2,835,937
       1,000,000  Cequel Communications Holdings I
                     LLC/Cequel Capital Corp. (j) ........................     5.13%        12/15/21             903,750
                                                                                                         ---------------
                                                                                                               3,739,687
                                                                                                         ---------------

                  CASINOS & GAMING - 1.8%
         550,000  Caesars Growth Properties Holdings LLC/Caesars Growth
                     Properties Finance, Inc. ............................     9.38%        05/01/22             434,500
          50,000  MGM Resorts International ..............................     8.63%        02/01/19              55,750
       1,850,000  MGM Resorts International ..............................     7.75%        03/15/22           1,967,937
         600,000  Station Casinos LLC ....................................     7.50%        03/01/21             621,000
                                                                                                         ---------------
                                                                                                               3,079,187
                                                                                                         ---------------

                  COMPUTER & ELECTRONICS RETAIL - 0.1%
         100,000  Energizer Holdings, Inc. (j)............................     5.50%        06/15/25              93,250
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.0%
$         50,000  Oshkosh Corp. ..........................................     5.38%        03/01/22     $        50,750
                                                                                                         ---------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES - 0.9%
         500,000  Meritage Homes Corp. ...................................     7.00%        04/01/22             515,000
       1,000,000  TRI Pointe Group, Inc./TRI Pointe Homes, Inc. ..........     5.88%        06/15/24             975,000
                                                                                                         ---------------
                                                                                                               1,490,000
                                                                                                         ---------------

                  HEALTH CARE EQUIPMENT - 2.5%
         333,000  Alere, Inc. ............................................     6.50%        06/15/20             326,340
       2,050,000  DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. (j)...     8.13%        06/15/21           1,732,250
         300,000  Hill-Rom Holdings, Inc. (j).............................     5.75%        09/01/23             307,125
         400,000  Kinetic Concepts, Inc./KCI USA, Inc. ...................    10.50%        11/01/18             390,000
       1,500,000  Kinetic Concepts, Inc./KCI USA, Inc. ...................    12.50%        11/01/19           1,346,250
                                                                                                         ---------------
                                                                                                               4,101,965
                                                                                                         ---------------

                  HEALTH CARE FACILITIES - 5.8%
       1,100,000  CHS/Community Health Systems, Inc. .....................     6.88%        02/01/22           1,001,000
       1,120,000  HCA, Inc. ..............................................     5.38%        02/01/25           1,134,000
         300,000  HealthSouth Corp. ......................................     5.75%        11/01/24             297,627
         300,000  HealthSouth Corp. (j)...................................     5.75%        11/01/24             297,627
       1,250,000  Kindred Healthcare, Inc. ...............................     8.00%        01/15/20           1,146,875
         500,000  Kindred Healthcare, Inc. ...............................     6.38%        04/15/22             408,750
         250,000  LifePoint Health, Inc. .................................     5.50%        12/01/21             254,375
       1,500,000  Select Medical Corp. ...................................     6.38%        06/01/21           1,295,625
         500,000  Tenet Healthcare Corp. .................................     6.75%        02/01/20             482,500
         500,000  Tenet Healthcare Corp. .................................     8.13%        04/01/22             503,750
       3,000,000  Tenet Healthcare Corp. .................................     6.75%        06/15/23           2,790,000
                                                                                                         ---------------
                                                                                                               9,612,129
                                                                                                         ---------------

                  HEALTH CARE SERVICES - 0.7%
         600,000  AmSurg Corp. ...........................................     5.63%        07/15/22             604,500
         510,000  Surgical Care Affiliates LLC (j)........................     6.00%        04/01/23             494,700
                                                                                                         ---------------
                                                                                                               1,099,200
                                                                                                         ---------------

                  HOTELS, RESORTS & CRUISE LINES - 0.5%
         850,000  Felcor Lodging L.P. ....................................     6.00%        06/01/25             862,750
                                                                                                         ---------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
         650,000  NRG Energy, Inc. .......................................     7.88%        05/15/21             568,750
         500,000  NRG Energy, Inc. .......................................     6.25%        07/15/22             415,000
                                                                                                         ---------------
                                                                                                                 983,750
                                                                                                         ---------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
         125,000  Frontier Communications Corp. (j).......................     8.88%        09/15/20             125,937
         110,000  Frontier Communications Corp. ..........................     6.25%        09/15/21              93,225
         500,000  Frontier Communications Corp. ..........................     8.75%        04/15/22             452,500
         500,000  Windstream Services LLC ................................     7.75%        10/15/20             416,250
                                                                                                         ---------------
                                                                                                               1,087,912
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  LIFE SCIENCES TOOLS & SERVICES - 1.6%
$      1,500,000  Crimson Merger Sub, Inc. (j)............................     6.63%        05/15/22     $     1,008,750
       1,000,000  Immucor, Inc. ..........................................    11.13%        08/15/19             822,500
         900,000  Jaguar Holding Co. II/Pharmaceutical
                     Product Development LLC (j) .........................     6.38%        08/01/23             888,750
                                                                                                         ---------------
                                                                                                               2,720,000
                                                                                                         ---------------

                  MANAGED HEALTH CARE - 0.1%
         100,000  Centene Escrow Corp. (j)................................     5.63%        02/15/21             102,000
         100,000  Centene Escrow Corp. (j)................................     6.13%        02/15/24             103,000
                                                                                                         ---------------
                                                                                                                 205,000
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.1%
         100,000  Owens-Brockway Glass Container, Inc. (j)................     5.88%        08/15/23              98,313
                                                                                                         ---------------

                  MOVIES & ENTERTAINMENT - 0.1%
         125,000  Cinemark USA, Inc. .....................................     4.88%        06/01/23             123,281
                                                                                                         ---------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.0%
         125,000  Sanchez Energy Corp. ...................................     6.13%        01/15/23              50,625
                                                                                                         ---------------

                  OIL & GAS REFINING & MARKETING - 0.2%
         250,000  CITGO Petroleum Corp. (j)...............................     6.25%        08/15/22             240,625
          62,500  Murphy Oil USA, Inc. ...................................     6.00%        08/15/23              65,438
                                                                                                         ---------------
                                                                                                                 306,063
                                                                                                         ---------------

                  OIL & GAS STORAGE & TRANSPORTATION - 0.3%
         575,000  Crestwood Midstream Partners L.P./Crestwood Midstream
                     Finance Corp. .......................................     6.13%        03/01/22             349,313
         188,000  Summit Midstream Holdings LLC/Summit
                     Midstream Finance Corp. .............................     5.50%        08/15/22             119,380
                                                                                                         ---------------
                                                                                                                 468,693
                                                                                                         ---------------

                  PACKAGED FOODS & MEATS - 1.5%
         692,000  JBS USA LLC/JBS USA Finance, Inc. (j)...................     5.88%        07/15/24             560,520
         500,000  JBS USA LLC/JBS USA Finance, Inc. (j)...................     5.75%        06/15/25             387,500
         150,000  Pilgrim's Pride Corp. (j)...............................     5.75%        03/15/25             144,750
       1,000,000  Post Holdings, Inc. ....................................     7.38%        02/15/22           1,057,500
         100,000  Post Holdings, Inc. (j).................................     7.75%        03/15/24             106,750
         225,000  TreeHouse Foods, Inc. (j)...............................     6.00%        02/15/24             232,031
                                                                                                         ---------------
                                                                                                               2,489,051
                                                                                                         ---------------

                  RESEARCH & CONSULTING SERVICES - 0.1%
         125,000  Nielsen Finance LLC/Nielsen Finance Co. (j).............     5.00%        04/15/22             126,563
                                                                                                         ---------------

                  SPECIALIZED REITS - 0.4%
         500,000  Geo Group, (The) Inc. ..................................     5.88%        01/15/22             498,125
         250,000  Geo Group, (The) Inc. ..................................     5.88%        10/15/24             241,875
                                                                                                         ---------------
                                                                                                                 740,000
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
CORPORATE BONDS AND NOTES (CONTINUED)

                  SPECIALTY STORES - 0.6%
$        675,000  Argos Merger Sub, Inc. (j)..............................     7.13%        03/15/23     $       681,750
         125,000  Dollar Tree, Inc. (j)...................................     5.25%        03/01/20             131,875
         125,000  Dollar Tree, Inc. (j)...................................     5.75%        03/01/23             132,344
                                                                                                         ---------------
                                                                                                                 945,969
                                                                                                         ---------------

                  SYSTEMS SOFTWARE - 0.4%
         375,000  BMC Software Finance, Inc. (j)..........................     8.13%        07/15/21             231,094
         500,000  BMC Software, Inc. .....................................     7.25%        06/01/18             406,875
                                                                                                         ---------------
                                                                                                                 637,969
                                                                                                         ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.3%
         600,000  BlueLine Rental Finance Corp. (j).......................     7.00%        02/01/19             474,000
                                                                                                         ---------------

                  TRUCKING - 0.4%
         600,000  Avis Budget Car Rental LLC/Avis Budget
                     Finance, Inc. (j) ...................................     5.13%        06/01/22             568,890
         125,000  Avis Budget Car Rental LLC/Avis Budget
                     Finance, Inc. .......................................     5.50%        04/01/23             119,219
                                                                                                         ---------------
                                                                                                                 688,109
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.5%
         500,000  Sprint Communications, Inc. ............................     7.00%        08/15/20             370,000
       1,350,000  Sprint Corp. ...........................................     7.25%        09/15/21             978,750
         750,000  T-Mobile USA, Inc. .....................................     6.73%        04/28/22             773,437
         200,000  T-Mobile USA, Inc. .....................................     6.00%        03/01/23             202,100
         200,000  T-Mobile USA, Inc. .....................................     6.63%        04/01/23             205,500
                                                                                                         ---------------
                                                                                                               2,529,787
                                                                                                         ---------------
                  TOTAL CORPORATE BONDS AND NOTES........................................................     49,422,535
                  (Cost $54,172,994)                                                                     ---------------

FOREIGN CORPORATE BONDS AND NOTES - 9.5%

                  AEROSPACE & DEFENSE - 0.6%
         250,000  Bombardier, Inc. (j)....................................     5.50%        09/15/18             223,125
         750,000  Bombardier, Inc. (j)....................................     7.75%        03/15/20             596,250
         333,000  Bombardier, Inc. (j)....................................     6.00%        10/15/22             229,770
                                                                                                         ---------------
                                                                                                               1,049,145
                                                                                                         ---------------

                  ALTERNATIVE CARRIERS - 0.6%
         250,000  Intelsat Jackson Holdings S.A. .........................     7.25%        04/01/19             228,125
       1,750,000  Intelsat Luxembourg S.A. ...............................     7.75%        06/01/21             770,000
                                                                                                         ---------------
                                                                                                                 998,125
                                                                                                         ---------------

                  AUTOMOBILE MANUFACTURERS - 0.3%
         500,000  Fiat Chrysler Automobiles N.V. .........................     5.25%        04/15/23             468,750
                                                                                                         ---------------

                  BUILDING PRODUCTS - 0.6%
       1,020,000  Cemex S.A.B de C.V. (j).................................     7.25%        01/15/21             972,570
                                                                                                         ---------------

                  CABLE & SATELLITE - 0.3%
         500,000  Virgin Media Finance PLC (j)............................     6.00%        10/15/24             505,625
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

   PRINCIPAL                                                                   STATED        STATED
     VALUE                              DESCRIPTION                            COUPON       MATURITY          VALUE
----------------  --------------------------------------------------------  ------------  -------------  ---------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                  CASINOS & GAMING - 0.3%
$        250,000  MCE Finance Ltd. (j)....................................     5.00%        02/15/21     $       223,578
         310,000  Wynn Macau Ltd. (j).....................................     5.25%        10/15/21             271,250
                                                                                                         ---------------
                                                                                                                 494,828
                                                                                                         ---------------

                  DIVERSIFIED CHEMICALS - 0.4%
         700,000  INEOS Group Holdings S.A. (j)...........................     6.13%        08/15/18             701,750
                                                                                                         ---------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 0.3%
         500,000  Numericable-SFR SAS (j).................................     6.00%        05/15/22             495,000
                                                                                                         ---------------

                  METAL & GLASS CONTAINERS - 0.5%
          62,000  Ardagh Packaging Finance PLC/Ardagh
                     Holdings USA, Inc. (j) ..............................     6.25%        01/31/19              60,295
         114,706  Ardagh Packaging Finance PLC/Ardagh
                     Holdings USA, Inc. (j) ..............................     7.00%        11/15/20             109,257
         750,000  Ardagh Packaging Finance PLC/Ardagh
                     Holdings USA, Inc. (j) ..............................     6.75%        01/31/21             714,375
                                                                                                         ---------------
                                                                                                                 883,927
                                                                                                         ---------------

                  PHARMACEUTICALS - 4.5%
       1,200,000  Capsugel S.A. (j) (l)...................................     7.00%        05/15/19           1,175,250
       1,420,000  Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (j).........     6.00%        07/15/23           1,434,200
         915,000  Endo Ltd./Endo Finance LLC/Endo Finco, Inc. (j).........     6.00%        02/01/25             908,247
       1,000,000  Mallinckrodt International Finance
                     S.A./Mallinckrodt CB LLC (j) ........................     5.75%        08/01/22             960,000
         250,000  Mallinckrodt International Finance
                     S.A./Mallinckrodt CB LLC (j) ........................     5.63%        10/15/23             235,625
         250,000  Mallinckrodt International Finance
                     S.A./Mallinckrodt CB LLC (j) ........................     5.50%        04/15/25             223,750
       1,000,000  Valeant Pharmaceuticals International, Inc. (j).........     5.38%        03/15/20             948,125
       1,700,000  Valeant Pharmaceuticals International, Inc. (j).........     5.88%        05/15/23           1,530,000
                                                                                                         ---------------
                                                                                                               7,415,197
                                                                                                         ---------------

                  RESTAURANTS - 0.7%
       1,150,000  1011778 BC ULC/New Red Finance, Inc. (j)................     6.00%        04/01/22           1,203,188
                                                                                                         ---------------

                  SECURITY & ALARM SERVICES - 0.4%
         750,000  Garda World Security Corp. (j)..........................     7.25%        11/15/21             588,750
                                                                                                         ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES................................................     15,776,855
                  (Cost $17,780,270)                                                                     ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

     SHARES                                            DESCRIPTION                                            VALUE
----------------  -------------------------------------------------------------------------------------  ---------------
COMMON STOCKS - 0.1%

                  LIFE SCIENCES TOOLS & SERVICES - 0.1%
           7,900  New Millennium Holdco, Inc. (g) (m)..................................................  $       100,725
                                                                                                         ---------------
                  TOTAL COMMON STOCKS..................................................................          100,725
                  (Cost $39,500)                                                                         ---------------
RIGHTS - 0.0%
                  LIFE SCIENCES TOOLS & SERVICES - 0.0%
               1  New Millennium Holdco, Inc., Corporate Claim Trust (c) (d) (g) (m)...................                0
               1  New Millennium Holdco, Inc., Lender Claim Trust (c) (d) (g) (m)......................                0
                                                                                                         ---------------
                  TOTAL RIGHTS.........................................................................                0
                                                                                                         ---------------
                  TOTAL INVESTMENTS - 95.1%............................................................      157,944,256
                  (Cost $171,199,588) (n)

                  NET OTHER ASSETS AND LIABILITIES - 4.9%..............................................        8,077,517
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $   166,021,773
                                                                                                         ---------------

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2016. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) Pursuant to procedures adopted by First Trust Series Fund's (the "Trust") Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. ("First Trust" or the "Advisor").

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2016, investments noted as such are valued at $309,647 or 0.2% of net assets.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(g) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)


(h) Delayed Draw Loan (all or a portion of which is unfunded). See Note 2C - Unfunded Loan Commitments in the Notes to Portfolio of Investments.

(i)   Represents commitment fee rate on unfunded loan commitment.

(j) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $29,458,905 or 17.7% of net assets.

(k) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Portfolio of Investments).

(l) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2015 through January 31, 2016), this security paid all of its interest in cash.

(m)   Non-income producing security.

(n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $522,667 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,777,999.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                   LEVEL 2       LEVEL 3
                                                        TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                           1/31/2016       PRICES        INPUTS        INPUTS
---------------------------------------------------  ------------  ------------  ------------  ------------
Senior Floating-Rate Loan Interests
   Agricultural Products...........................  $    621,427  $         --  $         --  $    621,427
   Cable & Satellite...............................     1,556,134            --     1,246,487       309,647
   Trucking .......................................       774,208            --       637,534       136,674
   Other Industry Categories*......................    89,692,372            --    89,692,372            --
                                                     ------------  ------------  ------------  ------------
   Total Senior Floating-Rate Loan Interests.......    92,644,141            --    91,576,393     1,067,748
Corporate Bonds and Notes
   Agricultural Products...........................       536,669            --       447,606        89,063
   Other Industry Categories*......................    48,885,866            --    48,885,866            --
                                                     ------------  ------------  ------------  ------------
   Total Corporate Bonds and Notes.................    49,422,535            --    49,333,472        89,063
Foreign Corporate Bonds and Notes*.................    15,776,855            --    15,776,855            --
Common Stocks*.....................................       100,725            --       100,725            --
Rights*............................................            --            --            --            --**
                                                     ------------  ------------  ------------  ------------
Total Investments..................................  $157,944,256  $         --  $156,787,445  $  1,156,811
                                                     ============  ============  ============  ============

* See Portfolio of Investments for industry breakout. Industry Categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Investment is valued at $0.

There were no transfers between Level 1 and Level 2.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of January 31, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $758,101 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests and a lack of trading activity in certain Senior Floating-Rate Loan Interests. As of January 31, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $366,824 from Level 3 to Level 2 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 3 to Level 2 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests.

As of January 31, 2016, the Fund transferred Corporate Bonds and Notes valued at $89,063 from Level 2 to Level 3 of the fair value hierarchy. The Corporate Bonds and Notes that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Corporate Bonds and Notes and a lack of trading activity in certain Corporate Bonds and Notes.

Level 3 Senior Floating-Rate Loan Interests that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. Level 3 Senior Floating-Rate Loan Interests are valued based on either third-party pricing service prices obtained from dealer runs and indicative sheets from brokers or are valued using broker quotes. The values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of the Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


                     See Notes to Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

BEGINNING BALANCE AT OCTOBER 31, 2015
     Senior Floating-Rate Loan Interests                        $    997,297
     Corporate Bonds and Notes                                            --
     Rights                                                               --
Net Realized Gain (Loss)
     Senior Floating-Rate Loan Interests                                  46
Net Change in Unrealized Appreciation/Depreciation
     Senior Floating-Rate Loan Interests                             (65,745)
Purchases                                                                 --
Sales
     Senior Floating-Rate Loan Interests                            (255,127)
Transfers In
     Senior Floating-Rate Loan Interests                             758,101
     Corporate Bonds and Notes                                        89,063
     Rights                                                               --  **
Transfers Out
     Senior Floating-Rate Loan Interests                            (366,824)
                                                                ------------
ENDING BALANCE AT JANUARY 31, 2016
     Senior Floating-Rate Loan Interests                           1,067,748
     Corporate Bonds and Notes                                        89,063
     Rights                                                               --  **
                                                                ------------
Total Level 3 holdings                                          $  1,156,811
                                                                ============

**Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Short Duration High Income Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

-----------------------------

(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2016 (UNAUDITED)


            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2016 (UNAUDITED)


            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments (other than unfunded commitments discussed below) as of January 31, 2016.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $47,872 as of January 31, 2016.

D. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2016, the Fund held restricted securities as shown in the following table that First Trust has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                        % OF
                                              ACQUISITION    PRINCIPAL                    CARRYING                      NET
SECURITY                                          DATE         VALUE         PRICE          COST         VALUE         ASSETS
--------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
Pinnacle Operating Corp., 11/15/20             9/13/2013    $     95,000  $      93.75  $     95,000  $     89,063     0.05%

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 87.9%

                  AUTO COMPONENTS - 1.5%
          12,096  Dana Holding Corp. .................................................  $       143,821
                                                                                        ---------------

                  AUTOMOBILES - 1.8%
           9,458  Winnebago Industries, Inc. .........................................          166,555
                                                                                        ---------------

                  BEVERAGES - 3.5%
           2,151  Constellation Brands, Inc., Class A ................................          327,985
                                                                                        ---------------

                  BIOTECHNOLOGY - 1.7%
           1,989  Gilead Sciences, Inc. ..............................................          165,087
                                                                                        ---------------

                  CHEMICALS - 1.8%
          10,430  Calgon Carbon Corp. ................................................          168,862
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 1.9%
           5,155  Tyco International PLC .............................................          177,281
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.4%
           2,964  Capella Education Co. ..............................................          130,149
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 4.9%
             771  Intercontinental Exchange, Inc. ....................................          203,390
           3,815  MSCI, Inc. .........................................................          262,624
                                                                                        ---------------
                                                                                                466,014
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.0%
           3,816  Avnet, Inc. ........................................................          152,335
           5,276  Cognex Corp. .......................................................          170,151
           7,185  Ingram Micro, Inc., Class A ........................................          202,617
           2,760  SYNNEX Corp. .......................................................          231,702
                                                                                        ---------------
                                                                                                756,805
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 2.4%
           7,431  Atwood Oceanics, Inc. ..............................................           45,552
           8,683  Superior Energy Services, Inc. .....................................           89,522
          12,946  Tesco Corp. ........................................................           88,033
                                                                                        ---------------
                                                                                                223,107
                                                                                        ---------------

                  FOOD PRODUCTS - 4.6%
           4,263  Cal-Maine Foods, Inc. ..............................................          215,154
           2,476  Keurig Green Mountain, Inc. ........................................          220,983
                                                                                        ---------------
                                                                                                436,137
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.7%
           4,099  Abaxis, Inc. .......................................................          178,512
           3,207  ABIOMED, Inc. (a)...................................................          273,653
           4,952  Anika Therapeutics, Inc. (a)........................................          186,294
                                                                                        ---------------
                                                                                                638,459
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 7.1%
           2,883  Jack in the Box, Inc. ..............................................          223,836
           4,100  Papa John's International, Inc. ....................................          195,775


                     See Notes to Portfolio of Investments

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOTELS, RESTAURANTS & LEISURE (CONTINUED)
           8,645  Sonic Corp. ........................................................  $       253,990
                                                                                        ---------------
                                                                                                673,601
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 3.5%
          14,934  KB Home ............................................................          162,183
          10,354  PulteGroup, Inc. ...................................................          173,533
                                                                                        ---------------
                                                                                                335,716
                                                                                        ---------------

                  LEISURE PRODUCTS - 0.6%
           4,748  Arctic Cat, Inc. ...................................................           58,448
                                                                                        ---------------

                  MACHINERY - 7.0%
           2,760  Graco, Inc. ........................................................          200,597
           3,206  Lincoln Electric Holdings, Inc. ....................................          170,687
           5,560  Terex Corp. ........................................................          124,544
           7,916  Trinity Industries, Inc. ...........................................          169,561
                                                                                        ---------------
                                                                                                665,389
                                                                                        ---------------

                  MEDIA - 3.7%
           3,693  CBS Corp., Class B .................................................          175,417
           6,372  Twenty-First Century Fox, Inc., Class A ............................          171,853
                                                                                        ---------------
                                                                                                347,270
                                                                                        ---------------

                  MULTILINE RETAIL - 4.0%
           4,262  Big Lots, Inc. .....................................................          165,280
           2,801  Dollar General Corp. ...............................................          210,243
                                                                                        ---------------
                                                                                                375,523
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.4%
           3,329  Valero Energy Corp. ................................................          225,939
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 1.2%
           7,512  Kapstone Paper and Packaging Corp. .................................          111,027
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 2.1%
           6,334  Korn/Ferry International ...........................................          195,151
                                                                                        ---------------

                  ROAD & RAIL - 1.3%
           5,928  Saia, Inc. (a)......................................................          126,800
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.6%
          25,084  Atmel Corp. ........................................................          202,177
           2,800  LAM Research Corp. .................................................          201,012
           4,140  Monolithic Power Systems, Inc. .....................................          259,040
           3,775  Skyworks Solutions, Inc. ...........................................          260,173
           8,850  Teradyne, Inc. .....................................................          171,955
                                                                                        ---------------
                                                                                              1,094,357
                                                                                        ---------------

                  SPECIALTY RETAIL - 1.3%
           3,572  Outerwall, Inc. ....................................................          120,734
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
           2,557  SanDisk Corp. ......................................................          180,780
                                                                                        ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST AQA(R) EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

                                              DESCRIPTION                                    VALUE
                  --------------------------------------------------------------------  ---------------

                  TOTAL INVESTMENTS - 87.9% ..........................................  $     8,310,997
                  (Cost $8,653,021) (b)

                  NET OTHER ASSETS AND LIABILITIES - 12.1% ...........................        1,140,888
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     9,451,885
                                                                                        ===============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $122,236 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $464,260.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2016       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Common Stocks*....................................  $  8,310,997  $  8,310,997  $         --  $         --
                                                    ============  ============  ============  ============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                         FIRST TRUST AQA(R) EQUITY FUND
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust AQA(R) Equity Fund (the "Fund") is a series of the First Trust Series Fund (the "Trust"), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers three classes of shares:
Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

                         FIRST TRUST AQA(R) EQUITY FUND
                          JANUARY 31, 2016 (UNAUDITED)


      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 First Trust Series Fund
             ------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ---------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ---------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ---------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 22, 2016
     -----------------

* Print the name and title of each signing officer under his or her signature.